Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment, Net [Line Items]
Construction-in-progress design fee	$ 10,487,306	$ 10,232,815
Depreciation expense	474,178	474,034	$ 503,687
Loss from disposal of property, plant and equipment	(2,948)	(3,958)	$ (114)
Construction in Progress [Member]
Property, Plant and Equipment, Net [Line Items]
Construction-in-progress design fee	$ 35,458	$ 35,971